INCOME TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAXES
NOTE 10 - INCOME TAXES

The has cumulative net operating tax loss carryover (the “NOL”) of $730,185 on December 31, 2018, which are not likely to be fully realized and consequently a full valuation allowance has been established relating to this deferred tax assets. The final portion of the NOL will expires in 20 years.

The provision for Federal income tax consists of the following:

	For the Years Ended December 31,
	2019	2018
Federal income tax benefit attributable to:
Current operations	$124,717	$70,860
Less: valuation allowance	(124,717)	(70,860)
Net provision for Federal income taxes	$-	$-

The cumulative tax effect at the expected rate of 21% in 2019 and 2018 of significant items comprising our net deferred tax amount is as follows:

	December 31,	December 31,
	2019	2018
Deferred tax assets attributable to:
Net operating loss carryover	$264,456	$139,739
Less: valuation Allowance	(264,456)	(139,739)
Net deferred tax assets	$-	$-

Significant components of income tax expense (benefit) consisted of the following

	For the Years Ended December 31,
	2019	2018
Current:
USA	$-	$-
Hong Kong	(107,980)	117,535
PRC	(2,921)	4,236
Total Current	$(110,901)	$121,771
Deferred:
USA	$-	$-
Hong Kong	-	-
PRC	-	-
Total Deferred	$-	$-

Reconciliation of Effective Income Tax Rate is as follows

	For the Years Ended December 31,
	2019	2018

Statutory U.S. tax rate	21%	21%
Less: valuation allowance	(21)%	(21)%
Effect of Hong Kong statutory tax rate	7%	15%
Effect of PRC statutory tax rate	0%	1%
Income taxes	7%	16%